Business Combination (Schedule of Consideration Transferred in Merger) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	9 Months Ended
	Aug. 15, 2013	Sep. 30, 2013
Business Acquisition [Line Items]
Tax withholding and other payments on behalf of MakerBot stockholders		$ 12,163
Total consideration		493,650
Makerbot [Member]
Business Acquisition [Line Items]
Issuance of Stratasys ordinary shares to MakerBot stockholders	446,019
Tax withholding and other payments on behalf of MakerBot stockholders	12,163	493,650
Exchange of MakerBot stock options for Stratasys options	7,198
Earn-out at estimated fair value	28,270
Total consideration	$ 493,650